6. Promissory Note Receivable: Schedule of Continuity (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	[1]	Jul. 31, 2017
Details
Promissory note receivable	$ 3,412,421 [1]	$ 0		$ 0
Funds advanced	3,216,274
Accrued interest	197,429
Foreign exchange	$ (1,282)

[1]	See Note 6.